Benefit Plans And Obligations For Termination Indemnity (Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 225,668	$ 172,381
Service cost	8,921	7,762	$ 9,368
Interest cost	8,372	7,833	6,830
Exchange rate differences	(2,847)	(2,276)
Actuarial (gain) losses	(15,612)	43,901
Benefits paid	(5,142)	(3,933)
Benefit obligation at end of year	219,360	225,668	172,381
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	126,489	115,242
Actual return on Plans' assets (net of expenses)	(2,225)	4,570
Employer contribution	8,333	10,610
Benefits paid	(5,142)	(3,933)
Fair value of Plans' assets at end of year	127,455	126,489	115,242
Funded status	(91,905)	(99,180)
Unrecognized net actuarial loss	72,411	84,116
Unrecognized prior service cost	(271)	305
Accrued benefit liability, current	(725)	(806)
Accrued benefit liability, non-current	(91,179)	(98,374)
Accumulated other comprehensive income (loss), pre-tax	72,139	84,421
Net amount recognized	(19,765)	(14,759)
Retiree Medical Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	1,953	2,445
Service cost	102	150
Interest cost	63	96
Actuarial (gain) losses	(237)	(692)
Employee Contribution	27	13
Benefits paid	(117)	(59)
Benefit obligation at end of year	1,791	1,953	$ 2,445
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	0
Employer contribution	90	46
Employee Contribution	27	13
Benefits paid	(117)	(59)
Fair value of Plans' assets at end of year	0	0
Funded status	(1,791)	(1,953)
Unrecognized net actuarial loss	(1,522)	(1,428)
Accrued benefit liability, current	(153)	(111)
Accrued benefit liability, non-current	(1,638)	(1,842)
Accumulated other comprehensive income (loss), pre-tax	(1,522)	(1,428)
Net amount recognized	$ (3,313)	$ (3,381)